Fathom OpCo Predecessor Period Acquisitions - Summit - Summary of Total Purchase Consideration Transferred (Details) - Summit [Member] $ in Thousands	Feb. 01, 2021 USD ($)
Business Acquisition [Line Items]
Cash	$ 10,875
Fair value of total consideration transferred	$ 10,875